Non-Current Assets - Investments in Financial Assets - Summary of Details of Listed Australian Shares (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure Of Financial Instruments [Line Items]
Disposal in the financial year	$ (669,184)
Financial value gain/(loss) recognized in OCI	469,767
Fair value	$ 199,417
Listed investments | Optiscan Imaging Limited
Disclosure Of Financial Instruments [Line Items]
Ownership interest	0.00%
Fair value	$ 199,417
Disposal in the financial year	(669,184)
Financial value gain/(loss) recognized in OCI	$ 469,767